Fair Value Measurements - Balances of Level 3 Assets and Liabilities Measured at Fair Value with Corresponding Price Sources (Details) - USD ($)	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021
Assets
Equity securities		$ 359,000,000		$ 257,000,000
Mortgage loans, at fair value under fair value option		582,000,000		0
Limited partnerships		14,000,000		18,000,000
Policy loans		4,376,000,000		4,474,000,000
Reinsurance recoverable on market risk benefits	$ 29,076,000,000	29,076,000,000	$ 32,877,000,000	32,877,000,000	$ 35,156,000,000
Market risk benefit - (assets)	4,865,000,000	4,865,000,000	1,664,000,000	1,664,000,000	690,000,000
Total		252,642,000,000		309,407,000,000
Liabilities
Funds withheld payable under reinsurance treaties		22,957,000,000		29,007,000,000
Market risk benefit - liabilities	$ 5,662,000,000	5,662,000,000	$ 8,033,000,000	8,033,000,000	$ 10,690,000,000
Total		9,286,000,000		13,278,000,000
Freestanding derivative instruments		2,065,000,000		41,000,000
Derivatives related to funds withheld under reinsurance treaties
Liabilities
Freestanding derivative instruments		19,000,000		126,000,000
Derivatives related to funds withheld under reinsurance treaties | Funds withheld embedded derivative
Liabilities
Freestanding derivative instruments		0		120,000,000
Level 3
Assets
Equity securities		1,000,000		2,000,000
Mortgage loans, at fair value under fair value option		582,000,000
Limited partnerships		14,000,000		1,000,000
Policy loans		3,419,000,000		3,467,000,000
Reinsurance recoverable on market risk benefits		221,000,000		383,000,000
Market risk benefit - (assets)		4,865,000,000		1,664,000,000
Total		9,102,000,000		5,517,000,000
Liabilities
Funds withheld payable under reinsurance treaties		424,000,000		3,759,000,000
Market risk benefit - liabilities		5,662,000,000		8,033,000,000
Total		6,086,000,000		11,792,000,000
Freestanding derivative instruments		0		0
Level 3 | Internal
Assets
Equity securities		1,000,000		1,000,000
Mortgage loans, at fair value under fair value option		0
Limited partnerships		8,000,000		1,000,000
Policy loans		3,419,000,000		3,467,000,000
Reinsurance recoverable on market risk benefits		221,000,000		383,000,000
Market risk benefit - (assets)		4,865,000,000		1,664,000,000
Total		8,514,000,000		5,516,000,000
Liabilities
Funds withheld payable under reinsurance treaties		424,000,000		3,759,000,000
Market risk benefit - liabilities		5,662,000,000		8,033,000,000
Total		6,086,000,000		11,792,000,000
Level 3 | External
Assets
Equity securities		0		1,000,000
Mortgage loans, at fair value under fair value option		582,000,000
Limited partnerships		6,000,000		0
Policy loans		0		0
Reinsurance recoverable on market risk benefits		0		0
Market risk benefit - (assets)		0		0
Total		588,000,000		1,000,000
Liabilities
Funds withheld payable under reinsurance treaties		0		0
Market risk benefit - liabilities		0		0
Total		$ 0		$ 0